CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 0	$ 0	$ 0
Total current assets	0	0	0
Total assets	0	0	0
Current Liabilities
Accounts payable and accrued liabilities	243,238	152,851	96,430
Notes payable - related party	88,042	88,042	71,892
Note Payable	207,100	149,879	95,728
Convertible notes payable	109,591	109,591	109,591
Total current liabilities	647,971	500,363	373,641
Total liabilities	647,971	500,363	373,641
Stockholders' Equity
Preferred stock, value	0	0	0
Common stock, $0.0001 par value, 300,000,000 shares authorized,243,632 and 243,632 and shares issued and outstanding as of Sep 30, 2024 December 31, 2023, respectively	244	109,635	80,635
Additional paid-in-capital	27,827,656	25,522,265	23,944,265
Accumulated deficit	(28,475,871)	(26,132,263)	(24,398,541)
Total stockholders' deficit	(647,971)	(500,363)	(373,641)
Total liabilities and stockholders' deficit	0	0	0
Series A Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	0	0	0
Series B Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value	$ 0	$ 0	$ 0